Share Capital - Option Transaction (Parenthetical) (Details)	3 Months Ended
Mar. 31, 2025 Equityinstruments yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | Equityinstruments	2,156,452
Exercise price | $ / shares	$ 1.33
Period | yr	5